Equity Activity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Equity Activity
Common stock, Shares authorized (in shares)	4,687,500,000		4,687,500,000
Common stock, par value (in dollars per share)	$ 0.20		$ 0.20
Common stock, outstanding (in shares)	1,117,367,676
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Common stock repurchased (in shares)	61,246,371		88,683,716		117,721,650
Common stock repurchased (in dollars)	$ 12,008		$ 15,034		$ 15,419
Common stock repurchase authorization available (in dollars)	8,652
Common stock issued under employees plans (in shares)	15,091,320		20,669,785		34,783,386
Issue of treasury shares as a result of exercises of stock options (in shares)	2,746,169		4,920,198		7,929,318
Purchases of treasury stock under employee plans (in shares)	2,406,007		1,717,246		2,334,932
Value of common shares remitted by employees in order to satisfy tax withholding requirements	468		289		297
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments, before tax	(44)		(693)		712
Net changes related to available-for-sale securities, before tax
Unrealized gains/(losses) arising during the period, before tax	8		(14)		70
Reclassification of (gains)/losses to net income, before tax	(42)		(231)		0
Subsequent changes in previously impaired securities arising during the period, before tax	20		4		8
Total net changes related to available-for-sale securities	(14)		(241)		78
Unrealized gains/(losses) on cash flow hedges, before tax
Unrealized gains/(losses) arising during the period, before tax	32		(266)		371
Reclassification of (gains)/losses to net income, before tax	(253)		511		203
Total unrealized gains/(losses) on cash flow hedges	(220)	[1]	245		573	[1]
Retirement-related benefit plans, before tax
Prior service costs/(credits), before tax			(28)		28
Net (losses)/gains arising during the period, before tax	(7,489)		(5,463)		(2,728)
Curtailments and settlements, before tax	(2)		11		10
Amortization of prior service (credits)/costs, before tax	(148)		(157)		(183)
Amortization of net (gains)/losses, before tax	2,457		1,847		1,249
Total retirement-related benefit plans	(5,182)		(3,790)		(1,624)
Other comprehensive income/(loss), before tax (Note L)	(5,460)		(4,479)		(260)	[1]
Other comprehensive income/(loss), tax
Foreign currency translation adjustments, tax	10		(18)		(69)
Net changes related to available-for-sale securities, tax
Unrealized gains/(losses) arising during the period, tax	(4)		5		(24)
Subsequent changes in previously impaired securities arising during the period, tax	(8)		(1)		(3)
Total net changes related to available-for-sale securities, tax	5		91		(27)
Unrealized gains/(losses) on cash flow hedges, tax
Unrealized gains/(losses) arising during the period, tax	(27)		105		(120)
Total unrealized gains/(losses) on cash flow hedges, tax	59		(77)		(188)
Retirement-related benefit plans, tax
Prior service costs/(credits), tax			7		(8)
Net (losses)/gains arising during the period, tax	2,327		1,897		1,016
Curtailments and settlements, tax	0		(3)		(3)
Amortization of prior service (credits)/costs, tax	59		62		67
Amortization of net (gains)/losses, tax	(874)		(619)		(441)
Total retirement-related benefit plans, tax	1,513		1,343		632
Other comprehensive income/(loss), tax	1,587		1,339		348
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments, net of tax	(34)		(711)		643
Net changes related to available-for-sale securities, net of tax
Unrealized gains/(losses) arising during the period, net of tax	4		(9)		46
Reclassification of (gains)/losses to net income, net of tax	(25)		(143)
Subsequent changes in previously impaired securities arising during the period, net of tax	12		3		5
Total net changes related to available-for-sale securities, net of tax	(9)		(150)		51
Unrealized gains/(losses) on cash flow hedges, net of tax
Unrealized gains/(losses) arising during the period, net of tax	5		(162)		251
Total unrealized gains/(losses) on cash flow hedges, net of tax	(161)		167		385
Retirement-related benefit plans, net of tax
Prior service costs/(credits), net of tax			(22)		20
Net (losses)/gains arising during the period, net of tax	(5,162)		(3,566)		(1,712)
Curtailments and settlements, net of tax	(2)		7		7
Amortization of prior service (credits)/costs, net of tax	(89)		(94)		(116)
Amortization of net (gains)/losses, net of tax	1,583		1,227		808
Total retirement-related benefit plans, net of tax	(3,669)		(2,448)		(992)
Other comprehensive income/(loss) (Note L)	(3,874)	[1]	(3,142)	[1]	87	[1]
Cost of sales
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(7)		182		92
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	(6)		(61)		(32)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(13)		121		60
SG&A expense
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(16)		75		49
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	4		(23)		(17)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(12)		52		33
Other (income) and expense
Net changes related to available-for-sale securities, before tax
Reclassification of (gains)/losses to net income, before tax	(42)		(231)		0
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(237)		247		54
Net changes related to available-for-sale securities, tax
Reclassification of (gains)/losses to net income, tax	17		88		0
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	91		(3)		(17)
Net changes related to available-for-sale securities, net of tax
Reclassification of (gains)/losses to net income, net of tax	(25)		(143)		0
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(146)		244		37
Interest expense
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	6		8		8
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	(3)		(95)		(3)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	$ 3		$ (88)		$ 5

[1]	Amounts may not add due to rounding.